ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Schedule of Changes in Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (556)	$ 15	$ (188)
Other comprehensive income (loss) before reclassifications	1,125	(552)	210
Amounts reclassified from accumulated other comprehensive (loss) income	(67)	(19)	(7)
Net current-period other comprehensive (loss) income	1,058	(571)	203
Balance	502	(556)	15
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(499)	85	(10)
Other comprehensive income (loss) before reclassifications	1,125	(552)	93
Amounts reclassified from accumulated other comprehensive (loss) income	(80)	(32)	2
Net current-period other comprehensive (loss) income	1,045	(584)	95
Balance	546	(499)	85
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(57)	(70)	(178)
Other comprehensive income (loss) before reclassifications			117
Amounts reclassified from accumulated other comprehensive (loss) income	13	13	(9)
Net current-period other comprehensive (loss) income	13	13	108
Balance	$ (44)	$ (57)	$ (70)